Derivative liability - Changes in fair values of the derivative liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative liability
Balance, beginning	$ 5,456,265	$ 3,503,572
Warrants exercised	(20,491,542)	(468,413)
Changes in fair value of derivative liabilities	32,935,132	2,421,106
Balance, ending	$ 17,899,855	$ 5,456,265